Inventories	3 Months Ended
Mar. 31, 2024
Inventories
Inventories

8. Inventories

The inventories include only raw materials and supplies amounting to EUR 26,207k (December 31, 2023: EUR 24,801k), which are recoverable under the Company’s agreements with its collaboration partners. During the three months ended March 31, 2024, the increase in inventory of EUR 1,406k is primarily due to purchase of raw material.